FAIR VALUE (Details 2) - USD ($)		Feb. 28, 2018		Feb. 28, 2017		Feb. 29, 2016	Oct. 31, 2014	Jan. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments		$ 322,777,769		$ 235,675,844		$ 188,790,669
BabyTree Inc. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments		121,624,368	[1]	98,216,000	[1]			$ 23,475,000
Guokr Corporation Limited [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments		15,745,000	[2]	15,745,000	[2]		$ 15,000,000
Changing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments	[3]	93,571,000		65,623,000
Shanghai Zhengda Ximalaya Technology Company Limited [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments	[4]	15,994,153		9,466,249
Know Box Limited [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments	[5]	20,627,000		4,660,307
Other Third-Party Companies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments	[6]	$ 55,216,248		$ 41,965,288

[1]	In January 2014, the Group acquired minority equity interests in BabyTree Inc. by purchasing its Series E convertible redeemable preferred shares with a total cash consideration of $23,475,000. BabyTree Inc. is an online parenting community and an online retailer of maternity and kids products. The fair value change of the investment was an increase of $72,799,000 and $26,192,398 in fiscal years 2017 and 2018, respectively. In fiscal year 2018, the Group sold part of the equity interest in Babytree Inc. to Gongying Fund and recognized $3,043,589 disposal gain.
[2]	In October 2014, the Group acquired minority equity interests in Guokr Corporation Limited by purchasing its Series C convertible redeemable preferred shares with a total cash consideration of $15,000,000. Guokr Corporation Limited was incorporated in the Cayman Islands and is an open and diverse interest community that provides interesting science and technology content. The fair value change of the investment was both $nil in fiscal years 2017 and 2018, respectively.
[3]	In April and August 2015, the Group acquired 30% equity interest in aggregate in Changing, which operates a customer-to-customer mobile tutoring platform in China. The equity interest was acquired through the Group's purchase of its Series B+ and Series C convertible redeemable preferred shares. In fiscal year 2017, the Group entered into agreements with Changing and its founders to a) Purchase a portion of ordinary shares from one of Changing’s founders with cash consideration of $4,825,000. Immediately after, Changing replaced these ordinary shares held by the Group with Series B+ convertible redeemable preferred shares at no additional costs. b) Surrender a portion of Series C convertible redeemable preferred shares to Changing in exchange for the Guangzhou Tutoring, which was previously disposed in fiscal year 2016. Please refer to Note 3 and Note 15 for details. c) Purchase a portion of Series C convertible redeemable preferred shares of Changing with total cash consideration of $17,861,744, of which $12,171,744 was paid in fiscal year 2017. The above three transactions were discrete and separately accounted for. In fiscal year 2018, the Group acquired minority equity interests in Changing by purchasing its Series D convertible redeemable preferred shares with a total cash consideration of $15,000,000. An increase of change in fair value of the investment in Changing amounted to $1,400,256 and $12,948,000 in fiscal years 2017 and 2018, respectively.
[4]	In August 2016, the Group acquired minority equity interests in Ximalaya, an online Frequency Modulation (“FM”) radio platform, by purchasing its Series C+ convertible redeemable preferred shares with a total cash consideration of $9,466,249. The fair value change of the investment was an increase of $nil and $5,722,345 in fiscal years 2017 and 2018, respectively.
[5]	In July 2015, the Group acquired minority equity interests in Know Box Limited, an online platform for the interaction between teachers and students, by purchasing its Series A convertible redeemable preferred shares with a total cash consideration of $4,660,307. During the fiscal year 2018, the Group acquired additional minority equity interests in Know Box Limited by purchasing its Series B and C convertible redeemable preferred shares with a total cash consideration of $10,197,365. The fair value change of the investment was an increase of $nil and $5,372,745 in fiscal years 2017 and 2018, respectively.
[6]	The Group acquired minority equity interest in several other third-party private companies, the majority of which are engaged in online platform or online education services. The Group holds minority equity interests of these companies through purchasing their convertible redeemable preferred shares. The Group accounted for these investments as available-for-sale investments. There was an increase of $743,478 and $1,321,739 change in fair value of those investments in fiscal years 2017 and 2018, respectively. The Group recorded $1,564,200, $6,047,689 and $1,803,607 impairment loss during the years ended February 29, 2016, February 28, 2017 and February 28, 2018, respectively.